DISPOSITIONS	12 Months Ended
Dec. 31, 2021
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
    For the year ended December 31, 2021, the partnership recognized net gains on dispositions of $1,823 million (2020: $274 million; 2019: $726 million).
(a)Dispositions completed in 2021
    Industrials – Graphite electrode operations
    On January 14, 2021, the partnership, together with institutional partners, sold 20 million common shares of its investment in its graphite electrode operations as part of a block trade transaction for total proceeds of $214 million. The transaction decreased the partnership’s voting interest in the investment to 48% but did not result in a loss of control. The partnership recorded a pre-tax gain of $239 million in the consolidated statements of changes in equity, of which $82 million was attributable to the partnership.
    On March 1, 2021, the partnership, together with institutional partners, sold an additional 30 million common shares of its graphite electrode operations as part of a block trade for total proceeds of $350 million, which decreased the partnership’s voting interest to 37% and resulted in the deconsolidation of its investment. The partnership retained significant influence and continued to account for its 13% economic ownership in the investment using the equity method. As a result of the loss of control, a pre-tax gain of $1,764 million was recorded in the consolidated statements of operating results. The partnership’s share of the total pre-tax gain recorded in gain (loss) on acquisitions/dispositions was $609 million. The gain on deconsolidation was calculated as the fair value of the interest retained by the partnership, together with institutional partners, in shares of the investment, cash proceeds received on the sale of shares to third parties, net of the derecognition of net assets and non-controlling interests in the graphite electrode operations.
    In May 2021, the partnership sold 11.3 million common shares of its graphite electrode operations through two block trade transactions for pre-tax proceeds of approximately $150 million. The transactions decreased the partnership’s economic ownership to 8%. The partnership recorded a pre-tax gain of $5 million in the consolidated statements of operating results.
    Industrials – Public securities
    The partnership recognized a pre-tax gain of $41 million in the first quarter of 2021 from the disposition of a portion of the partnership’s investment in public securities. The prior period unrealized fair value changes related to these securities were recorded in other income (expense), net in the consolidated statements of operating results.
(b)Dispositions completed in 2020
    Business services – Cold storage logistics business
    In January 2020, the partnership completed the sale of its cold storage logistics business for gross proceeds of approximately $255 million, resulting in a $186 million pre-tax gain recognized by the partnership.
    Business services – New Zealand pathology business
    In November 2020, the partnership’s healthcare service operations completed the sale of its New Zealand pathology business for gross proceeds of $390 million, resulting in a $55 million pre-tax gain recognized by the partnership.
    Industrials – Public securities
    In November and December 2020, the partnership recognized a pre-tax gain of $40 million from the disposition of a portion of the partnership’s investment in public securities.
(c)Dispositions completed in 2019
    Business services – Facilities management business
    In May 2019, the partnership completed the sale of its facilities management business for approximate gross proceeds of $1 billion, resulting in a $341 million pre-tax gain recognized by the partnership.
    Business services – Global executive relocation business
    In June 2019, the partnership completed the sale of its global executive relocation business for proceeds of approximately $230 million, resulting in a $180 million pre-tax gain recognized by the partnership.
    Industrials – Water and wastewater services
    In September 2019, the partnership’s water and wastewater operations completed the sale of certain assets and liabilities related to its industrial water treatment business segment for proceeds of approximately $220 million, resulting in a $16 million pre-tax gain recognized by the partnership.
    Industrials – Palladium mining operation
In December 2019, the partnership sold its 81% ownership interest in its palladium mining operation for proceeds of $572 million, resulting in a $187 million pre-tax gain recognized by the partnership.